T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
September 30, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	12/31/19	Cost	Cost	Shares	9/30/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price Funds:
International Stock Fund	366,369	39,621	51,452	18,996,116	351,618
International Value Equity Fund	360,112	47,158	11,818	28,371,123	340,737
European Stock Fund	258,698	22,899	5,510	12,656,749	278,196
New Asia Fund	204,475	19,338	4,368	11,312,075	244,115
Overseas Stock Fund	139,818	12,111	3,127	13,442,335	141,010
Japan Fund	78,963	7,416	1,680	5,529,111	98,639
International Discovery Fund	61,815	5,719	1,371	971,464	78,485
Emerging Markets Stock Fund	60,021	15,188	12,495	1,331,249	61,530
Emerging Markets Discovery Stock
Fund	38,697	35,516	6,742	5,068,395	58,236
Latin America Fund	20,258	1,542	789	869,389	15,101
Emerging Europe Fund	10,775	861	291	706,052	8,515
Africa & Middle East Fund	7,252	593	162	895,438	6,456
Total Equity Mutual Funds (Cost $1,335,642)					1,682,638

Total Investments in Securities 100.0%
(Cost $1,335,642)				$1,682,638
Other Assets Less Liabilities 0.0%					754
Net Assets 100.0%					$1,683,392

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized		Investment
Affiliate	(Loss)	Gain/Loss		Income
T. Rowe Price Funds:
Africa & Middle East Fund	$(42)	$(1,227)		$—
Emerging Europe Fund	(112)	(2,830)		—
Emerging Markets Discovery
Stock Fund	(1,665)	(9,235)		—
Emerging Markets Stock Fund	(1,440)	(1,184)		—
European Stock Fund	(844)	2,109		—
International Discovery Fund	(193)	12,322		—
International Stock Fund	3,668	(2,920)		—
International Value Equity Fund	(2,470)	(54,715)		—
Japan Fund	(183)	13,940		—
Latin America Fund	(468)	(5,910)		—
New Asia Fund	(485)	24,670		—
Overseas Stock Fund	(656)	(7,792)		—
Totals	$(4,890) #	$(32,772)	$	—+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum International Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On September 30, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.